UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS (Parenthetical) (USD $)	3 Months Ended		9 Months Ended		10 Months Ended	12 Months Ended	31 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2012	Sep. 30, 2013
Income Statement [Abstract]
Compensation and related costs - Share based compensation	$ 28,519	$ 4,780,383	$ 70,189	$ 7,724,150	$ 1,724,967	$ 16,012,850	$ 17,808,002
Professional fees - Share based compensation	1,640,501	2,247,292	1,849,745	6,290,252	254,332	6,397,372	8,501,449
Research and development - share based compensation	$ 72,888	$ 0	$ 109,571	$ 0	$ 0	$ 0	$ 109,571